Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Preferred Stock Series A		Common Stock		Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 758		$ 43,774			$ 10,714,366	$ (10,162,822)	$ 596,076
Balance (in Shares) at Dec. 31, 2022		7,576,999	[1]	437,735,093	[1]
Return of founders shares to the Company as part of claim settlement				$ (33,096)		$ 33,096
Return of founders shares to the Company as part of claim settlement (in Shares)			[1]	(330,952,906)	[1]	330,952,906
Private Placement Investment, net of issuance costs ($571,796)		$ 289		$ 18,636			4,634,279		4,653,204
Private Placement Investment, net of issuance costs ($571,796) (in Shares)	[1]	2,886,364		186,363,631
Settlement of Treasury Stock prior to recapitalization						$ (33,096)	33,096
Settlement of Treasury Stock prior to recapitalization (in Shares)			[1]		[1]	(330,952,906)
Reverse re-capitalization				$ 20,231			(793,497)		(773,266)
Reverse re-capitalization (in Shares)	[1]			202,308,728
Stock-based compensation							2,253,793		2,253,793
Stock-based compensation (in Shares)	[1]
Net loss								(3,567,883)	(3,567,883)
Balance at Dec. 31, 2023		$ 1,047		$ 49,545			16,842,037	(13,730,705)	3,161,924
Balance (in Shares) at Dec. 31, 2023		10,463,363	[1]	495,454,546	[1]
Stock-based compensation							537,197		537,197
Net loss								(1,308,463)	(1,308,463)
Balance at Mar. 31, 2024		$ 1,047		$ 49,545			17,379,234	(15,039,168)	2,390,658
Balance (in Shares) at Mar. 31, 2024		10,463,363		495,454,546
Balance at Dec. 31, 2023		$ 1,047		$ 49,545			16,842,037	(13,730,705)	3,161,924
Balance (in Shares) at Dec. 31, 2023		10,463,363	[1]	495,454,546	[1]
Stock-based compensation							2,246,033		2,246,033
Stock-based compensation (in Shares)	[1]
Conversion of Series A Preferred Stock into Common Stock		$ (462)		$ 46,154			(45,692)
Conversion of Series A Preferred Stock into Common Stock (in Shares)	[1]	(4,615,426)		461,542,570
Net loss								(5,775,951)	(5,775,951)
Balance at Dec. 31, 2024		$ 585		$ 95,699			19,042,378	(19,506,656)	(367,994)
Balance (in Shares) at Dec. 31, 2024		5,847,937	[1]	956,997,116	[1]
Stock-based compensation							23,193		23,193
Net loss								(576,123)	(576,123)
Balance at Mar. 31, 2025		$ 585		$ 95,699			$ 19,065,571	$ (20,082,779)	$ (920,924)
Balance (in Shares) at Mar. 31, 2025		5,847,937		956,997,116

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1